Financial Instruments - Summary of Carrying Amounts of Financial Assets Related to Loss Allowances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
12-month expected credit losses [member]
Disclosure of financial assets [line items]
Carrying amounts of financial assets related to loss allowances	¥ 6,229	¥ 6,877
Lifetime expected credit losses [member] | Financial assets that are credit-impaired at the reporting date [member]
Disclosure of financial assets [line items]
Carrying amounts of financial assets related to loss allowances	807	2,735
Lifetime expected credit losses [member] | Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to a lifetime expected credit loss [member]
Disclosure of financial assets [line items]
Carrying amounts of financial assets related to loss allowances	¥ 156,803	¥ 161,652